Share Capital and Reserves - Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Reserves
Net income (loss)	$ 20,332	$ (2,448)
Net income (loss)	$ 20,332	$ (2,448)
Basic weighted average number of shares	92,771,182	76,201,998
Basic earnings (loss) per share	$ 0.22	$ (0.03)
Weighted average number of common shares outstanding
Stock options	1,415,687
RSUs	1,047,466
PRSUs	271,769
Diluted weighted average number of common shares	95,506,104	76,201,998
Diluted earnings (loss) per share	$ 0.21	$ (0.03)